TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of matured accounts receivable and impaired - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Up to date
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of matured accounts receivable and impaired [Line Items]
Expected loss rate	[1]	2.00%	3.00%
Gross book value	[2]	$ 875,889	$ 888,930
Impairment loss Provision		$ (16,433)	$ (23,933)
From 1 to 90 Days
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of matured accounts receivable and impaired [Line Items]
Expected loss rate	[1]	8.00%	5.00%
Gross book value	[2]	$ 56,537	$ 91,387
Impairment loss Provision		$ (4,253)	$ (5,014)
From 91 to 180 days
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of matured accounts receivable and impaired [Line Items]
Expected loss rate	[1]	28.00%	45.00%
Gross book value	[2]	$ 16,922	$ 11,085
Impairment loss Provision		$ (4,747)	$ (4,983)
From 181 to 360 days
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of matured accounts receivable and impaired [Line Items]
Expected loss rate	[1]	39.00%	65.00%
Gross book value	[2]	$ 47,865	$ 15,078
Impairment loss Provision		$ (18,459)	$ (9,864)
more of 360 days
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of matured accounts receivable and impaired [Line Items]
Expected loss rate	[1]	74.00%	76.00%
Gross book value	[2]	$ 76,386	$ 71,081
Impairment loss Provision		$ (56,510)	$ (54,197)
Total
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of matured accounts receivable and impaired [Line Items]
Expected loss rate	[1]	9.00%	9.00%
Gross book value	[2]	$ 1,073,599	$ 1,077,561
Impairment loss Provision		$ (100,402)	$ (97,991)

[1]	Corresponds to the expected average rate.
[2]	the gross book value represents the maximum growth risk value of trade accounts receivable.